LEASE RENTAL RECEIVABLES - Future minimum lease payments to be received (Details) ¥ in Thousands	Dec. 31, 2017 CNY (¥)
Future minimum lease payments to be received
2018	¥ 258,610
2019	253,862
2020	232,148
2021	200,918
2022	105,984
Thereafter	44,738
Total	¥ 1,096,260